Dividends on Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Dividends on Ordinary Shares Declared and Paid

Dividends on ordinary shares declared and paid during the year were as follows:

	2017	2016	2015
	Pence per	Pence per	Pence per	2017	2016	2015
	share	share	share	£m	£m	£m
In respect of current year – first interim	4.58	4.49	4.45	323	317	314
– second interim	3.26	3.91	1.44	230	276	102
	7.84	8.40	5.89	553	593	416